Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) lease	Dec. 31, 2020	Sep. 30, 2022 USD ($) lease
Product Warranty Period	3 years
Cash, FDIC Insured Amount	$ 250,000
Number of operating leases | lease	1		1
Remaining lease term, warehouse facility	10 years		10 years
Operating leases, remaining payments due	$ 2,674,546		$ 2,475,000
Significant supplier 1
Supplier Concentration Risk, Percentage	13.00%	12.00%
Significant supplier 2
Supplier Concentration Risk, Percentage	11.00%	33.00%
Significant Customer 1
Customer Concentration Risk, Percentage	45.00%
Significant Customer 2
Customer Concentration Risk, Percentage	12.00%